Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Total shareholders' equity	Share capital	Contributed surplus	Cumulative translation adjustment	Retained earnings	Non - controlling interest
Equity at beginning of period at Dec. 31, 2021	$ 3,061,069	$ 3,053,794	$ 2,114,783	$ 22,790	$ 22,842	$ 893,379	$ 7,275
Net income	814,480	808,941				808,941	5,539
Cumulative translation reserve	(16,633)	(16,633)			(16,633)
Distributions to non-controlling interest	(6,038)						(6,038)
Dividends/Dividend reinvestment plan	(59,484)	(59,484)	3,995			(63,479)
Repurchase of common shares	(5,353)	(5,353)	(4,580)			(773)
Stock-based compensation	3,164	3,164	2,655	509
Preferred units exchanged	8,015	8,015	8,015
Shares reserved for restricted share awards	(250)	(250)	(250)
Tax adjustment for equity issuance costs	(1,945)	(1,945)		(1,945)
Equity at end of period at Dec. 31, 2022	3,797,025	3,790,249	2,124,618	21,354	6,209	1,638,068	6,776
Net income	121,824	114,190				114,190	7,634
Cumulative translation reserve	20,596	20,596			20,596
Distributions to non-controlling interest	(8,633)						(8,633)
Dividends/Dividend reinvestment plan	(58,884)	(58,884)	4,440			(63,324)
Repurchase of common shares	(8,749)	(8,749)	(7,112)			(1,637)
Stock-based compensation	9,380	9,380	1,958	7,422
Preferred units exchanged			0
Shares reserved for restricted share awards	(1,074)	(1,074)	(1,074)
Tax adjustment for equity issuance costs	(1,944)	(1,944)		(1,944)
Equity at end of period at Dec. 31, 2023	$ 3,869,541	$ 3,863,764	$ 2,122,830	$ 26,832	$ 26,805	$ 1,687,297	$ 5,777